BUSINESS COMBINATIONS - Impact of Acquisitions on the Results of the Company (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) business_combination	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	$ 52,421
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 682,770
Number of combinations | business_combination	2
Ratio
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date			$ 812
Revenue of acquiree since acquisition date			4,188
PointSource
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date			383
Revenue of acquiree since acquisition date			$ 2,108
Small Footprint
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period		$ 523,114
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 52,910
Avanxo S.A.
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date	$ 2,023
Revenue of acquiree since acquisition date	23,971
Revenue of combined entity as if combination occurred at beginning of period	661,777
Profit (loss) of combined entity as if combination occurred at beginning of period	56,105
Belatrix
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date	2,481
Revenue of acquiree since acquisition date	15,572
Revenue of combined entity as if combination occurred at beginning of period	680,318
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 50,331